PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Projected benefit obligation	$ 3,083	$ 2,960
Accumulated benefit obligation	3,083	2,960
Fair value of plan assets	$ 1,992	$ 1,830